Income Taxes - Additional Information (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 0	$ 0
Income tax examination description	The Company files federal, state and local income tax returns in the U.S. The Company is generally no longer subject to income tax examinations for years prior to fiscal 2018.
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 93,800,000
Operating loss carryforwards, valuation allowance			$ 65,100,000
Operating loss carryforwards, valuation allowance, not subject to expiration	28,700,000
State
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 45,800,000